BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2020	Sep. 30, 2020	Aug. 03, 2020	Jul. 30, 2020
Temporary Equity, Shares Outstanding	185,343,777	186,248,002	191,473,711
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Class A Common Stock
Temporary Equity, Shares Outstanding	185,343,777			185,343,777
Common Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	400,000,000			400,000,000
Common Stock, Shares, Issued	21,656,223			21,656,223
Common Stock, Shares, Outstanding	7,436,173			7,436,173
Class B Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	100,000,000			100,000,000
Common Stock, Shares, Issued	51,750,000			51,750,000
Common Stock, Shares, Outstanding	51,750,000			51,750,000